Financial Instruments (Details) - Schedule of Financial Liabilities R$ in Millions	Dec. 31, 2023 BRL (R$)
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	R$ 54,091
Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	17,462
1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	21,158
More than 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	15,471
Borrowings [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	2,408
Borrowings [Member] | Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	611
Borrowings [Member] | 1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	1,797
Borrowings [Member] | More than 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities
Debentures and promissory notes [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	17,523
Debentures and promissory notes [Member] | Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	3,026
Debentures and promissory notes [Member] | 1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	13,256
Debentures and promissory notes [Member] | More than 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	1,241
Derivative Financial Instruments [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	(556)
Derivative Financial Instruments [Member] | Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	111
Derivative Financial Instruments [Member] | 1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	(299)
Derivative Financial Instruments [Member] | More than 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	(368)
Lease liabilities [member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	22,348
Lease liabilities [member] | Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	1,435
Lease liabilities [member] | 1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	6,364
Lease liabilities [member] | More than 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	14,549
Trade Payables [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	9,799
Trade Payables [Member] | Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	9,759
Trade Payables [Member] | 1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	40
Trade Payables [Member] | More than 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities
Total trade payables – Agreements [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	1,459
Total trade payables – Agreements [Member] | Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	1,459
Total trade payables – Agreements [Member] | 1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities
Total trade payables – Agreements [Member] | More than 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities
Trade payables – Agreements – Acquisition of hypermarkets [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	894
Trade payables – Agreements – Acquisition of hypermarkets [Member] | Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	894
Trade payables – Agreements – Acquisition of hypermarkets [Member] | 1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities
Trade payables – Agreements – Acquisition of hypermarkets [Member] | More than 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities
Other accounts payable [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	216
Other accounts payable [Member] | Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	167
Other accounts payable [Member] | 1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities
Other accounts payable [Member] | More than 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Total financial liabilities	R$ 49